Schedule of Depreciation rates (Details)	12 Months Ended
Jun. 30, 2025
Buildings [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	3.00%
Plant and equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	3.00%
Plant and equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	33.00%
Motor vehicles [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	17.00%
Motor vehicles [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	25.00%
Office equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	3.00%
Office equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	50.00%